Fees Summary	Sep. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,000,000,000
Total Fee Amount	$ 442,800
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $3,000,000,000.
Net Fee	$ 442,800
Narrative - Max Aggregate Offering Amount	3,000,000,000